UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005  (unaudited)

Company                                                          Shares       U.S. $ Value

COMMON STOCKS-100.3%
Technology-34.9%
Communications Equipment-7.4%
Corning, Inc.(a)*                                             1,496,750     $   20,580,312
Juniper Networks, Inc.(a)*                                    3,249,800         73,412,982
QUALCOMM, Inc.                                                  942,200         32,873,358
                                                                            ---------------
                                                                               126,866,652
                                                                            ---------------
Computer Hardware/Storage-5.9%
Apple Computer, Inc.(a)                                         612,000         22,068,720
Dell, Inc.(a)                                                 1,692,100         58,935,843
EMC Corp.(a)                                                  1,484,300         19,474,016
                                                                            ---------------
                                                                               100,478,579
                                                                            ---------------
Computer Peripherals-1.3%
Network Appliance, Inc.(a)*                                     852,700         22,707,401
                                                                            ---------------
Computer Services-0.4%
Alliance Data Systems Corp.(a)*                                 181,300          7,324,520
                                                                            ---------------
Computer Software-5.2%
Cognos, Inc. (Canada)(a)*                                        95,000          3,594,800
Comverse Technology, Inc.(a)*                                   831,100         18,940,769
SAP AG (Germany)(ADR)*                                          449,400         17,719,842
Symantec Corp.(a)                                             2,624,500         49,288,110
                                                                            ---------------
                                                                                89,543,521
                                                                            ---------------
Internet Media-5.6%
Google, Inc. Cl.A(a)                                            155,500         34,210,000
Yahoo!, Inc.(a)*                                              1,792,900         61,872,979
                                                                            ---------------
                                                                                96,082,979
                                                                            ---------------
Semi-Conductor Components-6.4%
Broadcom Corp. Cl.A(a)*                                       1,508,200         45,110,262
Marvell Technology Group, Ltd. (Bermuda)(a)*                  1,957,450         65,535,426
                                                                            ---------------
                                                                               110,645,688
                                                                            ---------------
Miscellaneous-2.7%
Amphenol Corp. Cl.A(a)                                        1,164,200         45,916,048
                                                                            ---------------
                                                                               599,565,388
                                                                            ---------------

Health Care-24.9%
Biotechnology-2.6%
Affymetrix, Inc.(a)*                                            205,400          9,470,994
Amgen, Inc.(a)                                                  155,100          9,028,371
Genentech, Inc.(a)                                              361,200         25,623,528
                                                                            ---------------
                                                                                44,122,893
                                                                            ---------------
Drugs-3.7%
Forest Laboratories, Inc.(a)*                                   534,500         19,070,960
Teva Pharmaceutical Industries, Ltd. (Israel) (ADR)*          1,443,700         45,101,188
                                                                            ---------------
                                                                                64,172,148
                                                                            ---------------
Medical Products-13.3%
Alcon, Inc. (Switzerland)                                       487,000         47,239,000
Patterson Cos., Inc.(a)*                                        312,800         15,812,040
St. Jude Medical, Inc.(a)                                     1,249,500         48,767,985
Stryker Corp.*                                                  887,800         43,102,690
Zimmer Holdings, Inc.(a)*                                       906,800         73,831,656
                                                                            ---------------
                                                                               228,753,371
                                                                            ---------------
Medical Services-5.3%
Caremark Rx, Inc.(a)                                            377,800         15,130,890
WellPoint, Inc.(a)                                              592,525         75,695,069
                                                                            ---------------
                                                                                90,825,959
                                                                            ---------------
                                                                               427,874,371
                                                                            ---------------
Finance-16.7%
Banking - Money Center-0.5%
J. P. Morgan Chase & Co.                                        256,200          9,092,538
                                                                            ---------------
Brokerage & Money Management-9.1%
Legg Mason, Inc.*                                             1,083,100         76,748,466
Merrill Lynch & Co., Inc.                                       321,700         17,349,281
The Charles Schwab Corp.*                                     1,722,100         17,823,735
The Goldman Sachs Group, Inc.                                   414,000         44,211,060
                                                                            ---------------
                                                                               156,132,542
                                                                            ---------------
Insurance-3.2%
American International Group, Inc.                              865,600         44,015,760
Everest Re Group, Ltd.*                                         125,000         10,275,000
                                                                            ---------------
                                                                                54,290,760
                                                                            ---------------
Miscellaneous-3.9%
Citigroup, Inc.                                               1,427,900         67,054,184
                                                                            ---------------
                                                                               286,570,024
                                                                            ---------------
Consumer Services-10.9%
Apparel-0.8%
Coach, Inc.(a)                                                  494,200         13,244,560
                                                                            ---------------

Broadcasting & Cable-1.1%
XM Satellite Radio Holdings, Inc. Cl.A(a)*                      642,900         17,834,046
                                                                            ---------------
Entertainment & Leisure-1.0%
Harley-Davidson, Inc.                                           379,000         17,820,580
                                                                            ---------------
Restaurants & Lodging-0.4%
Starbucks Corp.(a)                                              139,600          6,912,992
                                                                            ---------------
Retail - General Merchandise-5.2%
eBay, Inc.(a)                                                 1,821,700         57,802,541
Lowe's Cos., Inc.                                               465,800         24,272,838
Williams-Sonoma, Inc.(a)*                                       232,600          7,789,774
                                                                            ---------------
                                                                                89,865,153
                                                                            ---------------
Miscellaneous-2.4%
Education Management Corp.(a)*                                  301,900          8,453,200
Iron Mountain, Inc.(a)*                                         535,100         15,892,470
Strayer Education, Inc.*                                        160,900         17,261,352
                                                                            ---------------
                                                                                41,607,022
                                                                            ---------------
                                                                               187,284,353
                                                                            ---------------
Consumer Manufacturing-8.0%
Building & Related-8.0%
Centex Corp.*                                                   575,100         33,194,772
D.R. Horton, Inc.                                             1,179,865         35,985,882
Lennar Corp. Cl.A*                                              632,200         32,539,334
NVR, Inc.(a)*                                                    49,150         35,306,903
                                                                            ---------------
                                                                               137,026,891
                                                                            ---------------
Energy-2.5%
Oil Service-2.5%
Baker Hughes, Inc.                                              190,100          8,387,212
Schlumberger, Ltd.                                              506,900         34,677,029
                                                                            ---------------
                                                                                43,064,241
                                                                            ---------------
Multi-Industry Companies-1.3%
Danaher Corp.*                                                  449,500         22,758,185
                                                                            ---------------
Aerospace & Defense-0.8%
L-3 Communications Holdings, Inc.*                              195,800         13,895,926
                                                                            ---------------
Capital Goods-0.3%
Machinery-0.3%
Actuant Corp. Cl.A(a)                                           144,000          6,132,960
                                                                            ---------------
Total Common Stocks
(cost $1,299,960,268)                                                        1,724,172,339
                                                                            ---------------

                                                              Principal
                                                                 Amount
                                                                  (000)
SHORT-TERM INVESTMENT-0.1%
Time Deposit-0.1%
State Street Euro Dollar
2.10%, 5/02/05
(cost $1,695,000)                                             $   1,695     $    1,695,000
                                                                            ---------------
Total Investments Before Security Lending
Collateral -100.4%
(cost $1,301,655,268)                                                        1,725,867,339
                                                                            ---------------

                                                                 Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-17.4%                      299,054,011
                                                                            ---------------
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.81%
(cost $299,054,011)                                         299,054,011

Total Investments-117.8%
(cost $1,600,709,279)                                                        2,024,921,350
Other assets less liabilities-(17.8%)                                         (305,768,419)
                                                                            ---------------
Net Assets-100%                                                             $1,719,152,931
                                                                            ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005